Property, equipment and software (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		$ 9,057	[1],[2]	$ 8,186
Additions from acquired companies		7
Balance at the end of the year	[1],[2]	9,348		9,057
Contractual commitments to purchase property in the future		300		300
Leased assets		26
Internally generated software in progress		803
Own use properties in progress		295
Leasehold improvements in progress		59
Net reclassifications to properties held for sale		70
Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		19,522		17,842
Additions	[3]	1,702		1,638
Disposals / write-offs	[4]	(849)		(634)
Reclassifications		(195)	[5]	(47)
Foreign currency translation		(213)		724
Balance at the end of the year		19,966		19,522
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		10,465		9,656
Depreciation		1,153		1,035
Impairment	[6]	75		18
Disposals / write-offs	[4]	(840)		(626)
Reclassifications		(124)	[5]	(5)
Foreign currency translation		111		(387)
Balance at the end of the year		10,619		10,465
Own-used properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,394
Balance at the end of the year		3,179	[1],[2]	3,394
Own-used properties | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		7,923
Additions	[3]	21
Disposals / write-offs	[4]	(17)
Reclassifications		(174)
Foreign currency translation		(74)
Balance at the end of the year		7,679		7,923
Own-used properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		159
Impairment	[6]	0
Disposals / write-offs	[4]	(16)
Reclassifications		(129)
Foreign currency translation		42
Balance at the end of the year		4,500
Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,306
Balance at the end of the year		1,249	[1],[2]	1,306
Leasehold improvements | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,375
Additions	[3]	20
Disposals / write-offs	[4]	(386)
Reclassifications		152
Foreign currency translation		(40)
Balance at the end of the year		3,122		3,375
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		198
Impairment	[6]	2
Disposals / write-offs	[4]	(380)
Reclassifications		4
Foreign currency translation		21
Balance at the end of the year		1,873
IT hardware and communications equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		483
Balance at the end of the year		491	[1],[2]	483
IT hardware and communications equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,615
Additions	[3]	182
Disposals / write-offs	[4]	(213)
Reclassifications		8
Foreign currency translation		(25)
Balance at the end of the year		1,568		1,615
IT hardware and communications equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		172
Impairment	[6]	3
Disposals / write-offs	[4]	(213)
Reclassifications		0
Foreign currency translation		18
Balance at the end of the year		1,077
Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,412
Balance at the end of the year		2,882	[1],[2]	2,412
Internally generated software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		4,266
Additions	[3]	1
Disposals / write-offs	[4]	(108)
Reclassifications		1,054
Foreign currency translation		(41)
Balance at the end of the year		5,173		4,266
Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		498
Impairment	[6]	66
Disposals / write-offs	[4]	(108)
Reclassifications		0
Foreign currency translation		18
Balance at the end of the year		2,291
Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		159
Balance at the end of the year		153	[1],[2]	159
Purchased software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		432
Additions	[3]	50
Disposals / write-offs	[4]	(15)
Reclassifications		12
Foreign currency translation		(9)
Balance at the end of the year		469		432
Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		61
Impairment	[6]	4
Disposals / write-offs	[4]	(15)
Reclassifications		0
Foreign currency translation		7
Balance at the end of the year		316
Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		251
Balance at the end of the year		238	[1],[2]	251
Other machines and equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		861
Additions	[3]	21
Disposals / write-offs	[4]	(111)
Reclassifications		36
Foreign currency translation		(8)
Balance at the end of the year		799		861
Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		65
Impairment	[6]	0
Disposals / write-offs	[4]	(108)
Reclassifications		0
Foreign currency translation		6
Balance at the end of the year		561
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,050
Balance at the end of the year		1,157	[1],[2],[7]	1,050
Projects in progress | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,050
Additions	[3]	1,406
Disposals / write-offs	[4]	0
Reclassifications		(1,283)
Foreign currency translation		(16)
Balance at the end of the year		1,157		1,050
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Depreciation		0
Impairment	[6]	0
Disposals / write-offs	[4]	0
Reclassifications		0
Foreign currency translation		0
Balance at the end of the year		0
UBS AG
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		8,191	[8],[9]	8,152
Additions from acquired companies		7
Balance at the end of the year	[8],[9]	8,479		8,191
Contractual commitments to purchase property in the future		300		300
Leased assets		22
Internally generated software in progress		739
Own use properties in progress		279
Leasehold improvements in progress		58
Net reclassifications to properties held for sale		70
UBS AG | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		17,705		17,789
Additions	[10]	1,484		1,540
Disposals / write-offs	[4]	(726)		(2,293)
Reclassifications		(195)	[11]	(47)
Foreign currency translation		(166)		716
Balance at the end of the year		18,102		17,705
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		9,514		9,638
Depreciation		984		930
Impairment	[12]	67		15
Disposals / write-offs	[4]	(730)		(1,445)
Reclassifications		(124)	[11]	(7)
Foreign currency translation		88		(383)
Balance at the end of the year		9,623		9,514
UBS AG | Own-used properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,097
Balance at the end of the year		2,900	[8],[9]	3,097
UBS AG | Own-used properties | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		7,268
Additions	[10]	16
Disposals / write-offs	[4]	(14)
Reclassifications		(177)
Foreign currency translation		(61)
Balance at the end of the year		7,031		7,268
UBS AG | Own-used properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		4,171
Depreciation		139
Impairment	[12]	0
Disposals / write-offs	[4]	(14)
Reclassifications		(129)
Foreign currency translation		36
Balance at the end of the year		4,132		4,171
UBS AG | Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,264
Balance at the end of the year		1,200	[8],[9]	1,264
UBS AG | Leasehold improvements | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,309
Additions	[10]	18
Disposals / write-offs	[4]	(385)
Reclassifications		135
Foreign currency translation		(36)
Balance at the end of the year		3,042		3,309
UBS AG | Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,045
Depreciation		189
Impairment	[12]	2
Disposals / write-offs	[4]	(380)
Reclassifications		4
Foreign currency translation		19
Balance at the end of the year		1,842		2,045
UBS AG | IT hardware and communications equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		297
Balance at the end of the year		269	[8],[9]	297
UBS AG | IT hardware and communications equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,044
Additions	[10]	81
Disposals / write-offs	[4]	(111)
Reclassifications		0
Foreign currency translation		(12)
Balance at the end of the year		1,002		1,044
UBS AG | IT hardware and communications equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		747
Depreciation		105
Impairment	[12]	1
Disposals / write-offs	[4]	(111)
Reclassifications		1
Foreign currency translation		10
Balance at the end of the year		733		747
UBS AG | Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,203
Balance at the end of the year		2,718	[8],[9]	2,203
UBS AG | Internally generated software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,967
Additions	[10]	30
Disposals / write-offs	[4]	(94)
Reclassifications		1,009
Foreign currency translation		(33)
Balance at the end of the year		4,879		3,967
UBS AG | Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,763
Depreciation		456
Impairment	[12]	63
Disposals / write-offs	[4]	(107)
Reclassifications		0
Foreign currency translation		14
Balance at the end of the year		2,161		1,763
UBS AG | Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		91
Balance at the end of the year		93	[8],[9]	91
UBS AG | Purchased software | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		279
Additions	[10]	27
Disposals / write-offs	[4]	(11)
Reclassifications		11
Foreign currency translation		(3)
Balance at the end of the year		303		279
UBS AG | Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		188
Depreciation		35
Impairment	[12]	0
Disposals / write-offs	[4]	(11)
Reclassifications		0
Foreign currency translation		3
Balance at the end of the year		209		188
UBS AG | Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		238
Balance at the end of the year		223	[8],[9]	238
UBS AG | Other machines and equipment | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		836
Additions	[10]	19
Disposals / write-offs	[4]	(111)
Reclassifications		32
Foreign currency translation		(7)
Balance at the end of the year		769		836
UBS AG | Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		599
Depreciation		61
Impairment	[12]	0
Disposals / write-offs	[4]	(108)
Reclassifications		0
Foreign currency translation		6
Balance at the end of the year		546		599
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,001
Balance at the end of the year		1,076	[8],[9],[13]	1,001
UBS AG | Projects in progress | Gross carrying amount
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,001
Additions	[10]	1,294
Disposals / write-offs	[4]	0
Reclassifications		(1,205)
Foreign currency translation		(15)
Balance at the end of the year		1,076		1,001
UBS AG | Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		0
Depreciation		0
Impairment	[12]	0
Disposals / write-offs	[4]	0
Reclassifications		0
Foreign currency translation		0
Balance at the end of the year		$ 0		$ 0

[1]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[2]	Includes USD 26 million related to leased assets, mainly Own-used properties.
[3]	Includes USD 7 million additional assets related to acquisition of businesses in 2018
[4]	Includes write-offs of fully depreciated assets.
[5]	Reflects reclassifications to Properties held for sale (USD 70 million on a net basis) of properties sold in 2018.
[6]
Impairment charges recorded in 2018 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2018.

[7]	Consists of USD 803 million related to Internally generated software, USD 295 million related to Own-used properties and USD 59 million related to Leasehold improvements.
[8]	As of 31 December 2018, contractual commitments to purchase property in the future amounted to approximately USD 0.3 billion (31 December 2017: approximately USD 0.3 billion).
[9]	Includes USD 22 million related to leased assets, mainly Own-used properties.
[10]	Includes USD 7 million additional assets related to acquisition of businesses in 2018
[11]	Reflects reclassifications to Properties held for sale (USD 70 million on a net basis) of properties sold in 2018.
[12]
Impairment charges recorded in 2018 relate to assets for which the recoverable amount was determined based on value-in-use. Recoverable amounts for these impaired assets were not material as of 31 December 2018.

[13]	Consists of USD 739 million related to Internally generated software, USD 279 million related to Own-used properties and USD 58 million related to Leasehold improvements.